DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.21	12.31.20
Telefónica	1,146,019	1,021,474
Telefónica Latinoamérica Holding	927,324	837,113
SP Telecomunicações Participações	757,506	660,012
Telefónica Chile	2,132	1,849
Non-controlling interest	1,432,734	1,345,550
Total	4,265,715	3,865,998

Schedule of changes in dividend and interest on equity

Balance on 12.31.19	3,587,417
Supplementary dividends for 2019	2,195,575
Interim interest on equity (net of IRRF)	3,435,500
Unclaimed dividends and interest on equity	(99,788)
Payment of dividends and interest on equity	(5,259,367)
IRRF on shareholders exempt/immune from interest on equity	6,661
Balance on 12.31.20	3,865,998
Supplementary dividends for 2020	1,587,518
Interim interest on equity (net of IRRF) and dividends	3,824,750
Unclaimed dividends and interest on equity	(116,236)
Payment of dividends and interest on equity	(4,901,326)
IRRF on shareholders exempt/immune from interest on equity	5,011
Balance on 12.31.21	4,265,715